Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Wholesale (Detail) - Wholesale [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 2,445	$ 1,680	$ 2,326	$ 1,574
Provision for credit losses
Originations	245	159	369	312
Maturities	(190)	(156)	(374)	(345)
Changes in risk, parameters and exposures	350	266	739	463
Write-offs	(150)	(60)	(310)	(86)
Recoveries	17	6	28	15
Exchange rate and other	(3)	(9)	(64)	(47)
Balance at end of period	2,714	1,886	2,714	1,886
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	709	600	774	597
Provision for credit losses
Transfers to Stage 1	52	49	102	100
Transfers to Stage 2	(40)	(15)	(95)	(35)
Transfers to Stage 3	(1)	(1)	(4)	(4)
Originations	245	159	369	312
Maturities	(95)	(98)	(192)	(216)
Changes in risk, parameters and exposures	(90)	(31)	(191)	(86)
Exchange rate and other	(23)	5	(6)
Balance at end of period	757	668	757	668
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	853	612	785	585
Provision for credit losses
Transfers to Stage 1	(51)	(49)	(101)	(100)
Transfers to Stage 2	41	15	99	36
Transfers to Stage 3	(38)	(13)	(47)	(27)
Maturities	(95)	(58)	(182)	(129)
Changes in risk, parameters and exposures	201	119	374	269
Exchange rate and other	13	6	(4)	(2)
Balance at end of period	924	632	924	632
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	883	468	767	392
Provision for credit losses
Transfers to Stage 1	(1)		(1)
Transfers to Stage 2	(1)		(4)	(1)
Transfers to Stage 3	39	14	51	31
Changes in risk, parameters and exposures	239	178	556	280
Write-offs	(150)	(60)	(310)	(86)
Recoveries	17	6	28	15
Exchange rate and other	7	(20)	(54)	(45)
Balance at end of period	$ 1,033	$ 586	$ 1,033	$ 586